NET INCOME (LOSS) PER ORDINARY SHARE - Antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share options
Antidilutive securities
Antidilutive securities		4,180,000	5,314,246
Unvested restricted share units
Antidilutive securities
Antidilutive securities	66,800		100,000